Share-Based Payment - Summary of Detailed Information About Number of Share Granted and Weighted Average Exercise Prices (Detail) - SEBIRs/RSU [member] shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Disclosure of detailed information about Number Of Share Granted And weighted Average Exercise Prices [Line Items]
Beginning balance | € / shares	€ 5.45	€ 5.45
Granted | € / shares	0	0
Canceled and forfeited | € / shares	5.55	0
Ending balance | € / shares	€ 5.3	€ 5.45
Beginning balance | shares	8,008	8,008
Granted | shares	60	0
Canceled and forfeited | shares	(3,489)	0
Ending balance | shares	4,579	8,008